Cash flow disclosures	12 Months Ended
Dec. 31, 2021
Cash flow disclosures
Cash flow disclosures

28       Cash flow disclosures

	At December 31,
	2021	2020	2019
Changes in working capital
Other receivables and credits	(4,503)	46,571	(103,908)
Inventories	(2,767)	2,358	(1,395)
Other liabilities	(4,985)	(14,831)	(48,116)
	(12,255)	34,098	(153,419)

The most significant non-cash transactions are detailed below:

	For the year ended
	2021	2020	2019
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(13)	(3)	(4,368)
Right-of-use asset initial recognition with an increase in Lease liabilities	(2,407)	(7,878)	(12,273)
Concession fees paid with credit of financial re-equilibrium	(25,473)	-	-
Constitution of Interest Payment Account (Note 20)	29,960	-	-
Other taxes paid with financial re-equilibrium	(2,438)	-	-
Income tax paid with tax certificates	-	(1,227)	-
Borrowings cost capitalization	-	(84)	(562)

Reconciliation of debt:

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Bank and financial
	borrowings	Notes	Other	Total
Values at the beginning of the year	664,337	680,480	-	1,344,817
Proceeds from borrowings	185,465	181,079	-	366,544
Loans and interest paid	(258,615)	(94,332)	-	(352,947)
Debt renegotiation expenses	(2,204)	(18,235)	-	(20,439)
Foreign exchange and inflation adjustments	(38,450)	(4,592)	-	(43,042)
Other non-cash movements *	61,736	82,934	-	144,670
Balances as of December 31, 2021	612,269	827,334	-	1,439,603

28       Cash flow disclosures (Cont.)

	Bank and financial
	borrowings	Notes	Other	Total
Values at the beginning of the year	575,282	633,062	-	1,208,344
Proceeds from borrowings	184,527	39,783	-	224,310
Loans and interest paid	(81,384)	(31,231)	-	(112,615)
Debt renegotiation expenses	(2,624)	(8,351)	-	(10,975)
Foreign exchange and inflation adjustments	(52,215)	6,036	-	(46,179)
Other non-cash movements *	40,751	41,181	-	81,932
Balances as of December 31, 2020	664,337	680,480	-	1,344,817

	Bank and financial
	borrowings	Notes	Other	Total
Values at the beginning of the year	446,007	678,936	1,715	1,126,658
Adjustment on adoption of IFRS 16	-	-	(1,715)	(1,715)
Proceeds from borrowings	196,977	-	-	196,977
Loans and interest paid	(75,147)	(94,142)	-	(169,289)
Foreign exchange and inflation adjustments	(34,347)	699	-	(33,648)
Other non-cash movements *	41,792	47,569	-	89,361
Balances as of December 31, 2019	575,282	633,062	-	1,208,344

* This line mainly includes interest accrued.